NET LOSS PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ (193,200,639)	$ (26,468,379)	¥ (271,835,982)	¥ (49,462,929)
Denominator:
Weighted average number of ordinary shares outstanding	155,735,312	155,735,312	154,795,461	154,109,051
Weighted average number of ordinary shares equivalents outstanding	2,724,930	2,724,930	2,020,644	1,067,871
Denominator for basic net loss per ordinary share	158,460,242	158,460,242	156,816,105	155,176,922
Denominator for diluted net loss per ordinary share	158,460,242	158,460,242	156,816,105	155,176,922
Net loss per ordinary share
-Basic | (per share)	¥ (1.22)	$ (0.17)	¥ (1.73)	¥ (0.32)
-Diluted | (per share)	¥ (1.22)	$ (0.17)	¥ (1.73)	¥ (0.32)